CONSIDERATION PAYABLE	12 Months Ended
Dec. 31, 2013
CONSIDERATION PAYABLE
CONSIDERATION PAYABLE

3.                                      CONSIDERATION PAYABLE

On October 15, 2009, the Company entered into an agreement with DMG to acquire a 100% equity interest in DMG (the “DMG Acquisition”).  Prior to the acquisition, DMG through its subsidiaries and VIE, was principally engaged in selling advertising time on its out-of-home digital television networks in subway platforms in the PRC and HK.  The purpose of this acquisition is to eliminate the competition with DMG and increase the Group’s market share in selling advertisement time on mobile digital television networks in the PRC.  The acquisition was completed in January 2010.  The total fair value of consideration on the acquisition date of $166,534,458 is payable by means of cash and/or the Company’s common shares to the selling shareholders of DMG in three installments over two years, including an initial installment of $100,000,000 payable at the closing of the transaction.  The initial installment of consideration consists of payment of $40,000,000 in cash (the “ First Cash Installment”) and the delivery of 8,476,013 common shares of the Company.  The agreement specifies that the two subsequent installments of $30,000,000 each, in which $20,000,000 will be payable in cash and $10,000,000 will be payable, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, is due on the first and second anniversaries of the closing of the transaction, which is in 2011 and 2012, respectively.  The 8,476,013 common shares issuable to the selling shareholders of DMG under the initial installment are subject to a one-year lock-up period.  For the $10,000,000 payable in cash or in common shares of the Company in each of the two subsequent installments, if the selling shareholders of DMG elected to receive common shares, the agreement specifies that these common shares are to be subject to a lock-up period of 3 months from the date of issuance.  The transaction cost in relation to the DMG Acquisition was approximated to $472,000 which is included in general and administrative expenses for the year ended December 31, 2010.

Pursuant to the agreement, the Group placed $40,000,000 in the designated escrow account in 2009, $36,000,000 of which was subsequently released as payment for the First Cash Installment during the year ended December 31, 2010.  The remaining deposit of $4,000,000 is expected to be released to the selling shareholders of DMG by the escrow agent when the litigation with the selling shareholders and former management of DMG as set out in Note 18(c) is completed, and is recorded in the consolidated balance sheet within prepaid expenses and other current assets (see Note 5) as of December 31, 2012 and 2013.  Upon release, the remaining deposit will be offset against the current portion of consideration payable relating to the first installment of consideration.  The Company issued 8,476,013 new common shares in 2011 for the DMG Acquisition, 7,628,412 common shares of which have been released to the selling shareholders of DMG in 2011, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2012 and 2013 as a result of the litigation with the selling shareholders of DMG as set out in Note 18(c).

The second and third installments of consideration with total amount of $60,000,000 and the remaining deposit of $4,000,000 for the DMG Acquisition are recorded within current portion of consideration payable on the consolidated balance sheet as of December 31, 2012 and 2013.

The Company accounted for this business combination using the acquisition method of accounting.  The following table summarizes the consideration paid for DMG Acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DMG.  Please refer to Note 18(c) for further details on the litigation with the selling shareholders and former management of DMG.